Components of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 121,522	$ 18,675	$ 13,102
Cash
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	109,904	7,060	2,900
Money Market Funds
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 11,618	$ 11,615	$ 10,202